[LOGO OF GE LIFESTYLE STRATEGY FUNDS]

Supplement Dated June 6, 2003

to Prospectus dated January 29, 2003

Effective September, 2003, David B. Carlson will replace Eugene K. Bolton as the manager of U.S. equity investments for GE Asset Management and will become the portfolio manager of the GE U.S. Equity Fund, one of the underlying GE Funds. As a result, the paragraph describing Eugene K. Bolton on page 24 of the Prospectus is deleted in its entirety and will be replaced with the following language:

David B. Carlson is the portfolio manager of the GE Allocation Funds and is a Director and Executive Vice President of GE Asset Management. Mr. Carlson manages the overall U.S. equity investments for GE Asset Management and leads a team of portfolio managers for the GE U.S. Equity Fund, one of the underlying GE Funds and has served in that capacity since September, 2003. Mr. Carlson joined GE Asset Management in 1982 as a Securities Analyst for Investment Operations. He became a Vice President for Mutual Fund Portfolios in 1987 and a Senior Vice President in 1989.

The following language is added after the third sentence of the third paragraph in the second column on page 26 of the Prospectus:

Pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003, certain ordinary income distributions made to you may also qualify to be taxed at long-term capital gain rates.

The following language is added after the first sentence of the fourth paragraph in the second column on page 26 of the Prospectus:

The Jobs and Growth Tax Relief Reconciliation Act of 2003 reduced the rate applicable to long-term capital gains realized after May 5, 2003.

The language under “Backup Withholding” located on page 26 of the Prospectus is deleted in its entirety and replaced with the following:

If you do not provide complete and certified taxpayer identification information, each Fund is obligated by law to withhold 28% of most Fund distributions.

[LOGO OF GE LIFESTYLE ALLOCATION FUNDS]

Supplement Dated June 6, 2003

to Prospectus dated January 29, 2003

Effective September, 2003, David B. Carlson will replace Eugene K. Bolton as the manager of U.S. equity investments for GE Asset Management and will become the portfolio manager of the GE U.S. Equity Fund, one of the underlying GE Funds. As a result, the paragraph describing Eugene K. Bolton on page 24 of the Prospectus is deleted in its entirety and will be replaced with the following language:

David B. Carlson is the portfolio manager of the GE Strategy Funds and is a Director and Executive Vice President of GE Asset Management. Mr. Carlson manages the overall U.S. equity investments for GE Asset Management and leads a team of portfolio managers for the GE U.S. Equity Fund, one of the underlying GE Funds and has served in that capacity since September, 2003. Mr. Carlson joined GE Asset Management in 1982 as a Securities Analyst for Investment Operations. He became a Vice President for Mutual Fund Portfolios in 1987 and a Senior Vice President in 1989.

The following language is added after the third sentence of the third paragraph in the second column on page 26 of the Prospectus:

Pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003, certain ordinary income distributions made to you may also qualify to be taxed at long-term capital gain rates.

The following language is added after the first sentence of the fourth paragraph in the second column on page 26 of the Prospectus:

The Jobs and Growth Tax Relief Reconciliation Act of 2003 reduced the rate applicable to long-term capital gains realized after May 5, 2003.

The language under “Backup Withholding” located on page 26 of the Prospectus is deleted in its entirety and replaced with the following:

If you do not provide complete and certified taxpayer identification information, each Fund is obligated by law to withhold 28% of most Fund distributions.